UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-08759
Laudus Institutional Trust
(Exact name of registrant as specified in charter)
211 Main St, San Francisco, California 94105
(Address of principal executive offices)   (Zip code)
Marie Chandoha
Laudus Institutional Trust
211 Main St, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: March 31
Date of reporting period: June 30, 2012

Item 1. Schedule of Investments.

Laudus Institutional Trust
Laudus Mondrian Institutional Emerging Markets Fund

Portfolio Holdings as of June 30, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

87.8%	Common Stock	172,320,300	169,804,410
8.4%	Preferred Stock	19,543,360	16,132,565
1.0%	Other Investment Company	1,980,079	1,980,079

97.2%	Total Investments	193,843,739	187,917,054
2.8%	Other Assets and Liabilities, Net		5,390,374

100.0%	Net Assets		193,307,428

	Number	Value
Security	of Shares	($)

Common Stock 87.8% of net assets

Brazil 8.2%

Materials 1.7%
Companhia Siderurgica Nacional S.A. ADR	235,000	1,332,450
Vale S.A. ADR	94,900	1,883,765

		3,216,215

Software & Services 2.7%
Redecard S.A.	322,500	5,274,645

Transportation 2.0%
CCR S.A.	474,100	3,854,644

Utilities 1.8%
CPFL Energia S.A. ADR	137,600	3,438,624

		15,784,128

Chile 2.6%

Utilities 2.6%
Enersis S.A. ADR	271,800	5,082,660

China 20.5%

Banks 4.0%
China Construction Bank Corp., Class H	6,191,390	4,277,473
Industrial & Commercial Bank of China Ltd., Class H	6,299,695	3,531,536

		7,809,009

Capital Goods 1.9%
Beijing Enterprises Holdings Ltd.	602,000	3,632,312

Energy 2.2%
China Shenhua Energy Co., Ltd., Class H	1,206,500	4,268,964

Food, Beverage & Tobacco 1.7%
Want Want China Holdings Ltd.	2,649,000	3,275,860

Household & Personal Products 1.5%
Hengan International Group Co., Ltd.	298,500	2,907,732

Retailing 3.1%
Belle International Holdings Ltd.	3,496,456	5,989,984

Telecommunication Services 2.4%
China Mobile Ltd.	412,500	4,528,215

Transportation 1.9%
China Merchants Holdings International Co., Ltd.	1,210,000	3,701,693

Utilities 1.8%
China Resources Power Holdings Co., Ltd.	1,700,000	3,511,539

		39,625,308

Hong Kong 0.2%

Consumer Services 0.2%
Sands China Ltd.	142,000	456,817

India 8.6%

Automobiles & Components 0.8%
Tata Motors Ltd.	352,834	1,546,011

Banks 3.5%
Axis Bank Ltd.	162,960	2,998,064
Housing Development Finance Corp., Ltd.	319,565	3,768,357

		6,766,421

Capital Goods 2.6%
Larsen & Toubro Ltd.	198,889	5,023,242

Diversified Financials 1.7%
Rural Electrification Corp., Ltd.	965,970	3,337,725

		16,673,399

Indonesia 6.6%

Automobiles & Components 2.2%
PT Astra International Tbk	5,837,000	4,303,028

Banks 2.3%
PT Bank Rakyat Indonesia (Persero) Tbk	6,319,000	4,327,914

Utilities 2.1%
PT Perusahaan Gas Negara (Persero) Tbk	10,730,000	4,062,203

		12,693,145

Kazakhstan 1.5%

Energy 1.5%
KazMunaiGas Exploration Production GDR	166,910	2,820,779

 Laudus Mondrian Institutional Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Mexico 4.5%

Materials 2.7%
Grupo Mexico S.A.B. de C.V., Series B	1,722,642	5,112,514

Telecommunication Services 1.8%
America Movil SAB de C.V., Series L ADR	136,500	3,557,190

		8,669,704

Peru 3.2%

Banks 3.2%
Credicorp Ltd.	49,095	6,180,570

Philippines 2.7%

Telecommunication Services 2.7%
Philippine Long Distance Telephone Co. ADR	82,400	5,240,640

Republic of Korea 8.2%

Automobiles & Components 3.1%
Hyundai Mobis	24,874	6,029,357

Banks 1.9%
KB Financial Group, Inc.	111,186	3,632,100

Semiconductors & Semiconductor Equipment 3.2%
Samsung Electronics Co., Ltd.	5,895	6,242,726

		15,904,183

Russia 4.4%

Energy 4.4%
Gazprom ADR *	398,324	3,784,078
LUKOIL ADR *	83,100	4,660,248

		8,444,326

South Africa 3.1%

Energy 1.7%
Sasol Ltd.	79,048	3,334,427

Food, Beverage & Tobacco 1.4%
Tiger Brands Ltd.	89,833	2,698,419

		6,032,846

Taiwan 4.3%

Semiconductors & Semiconductor Equipment 2.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	2,096,224	5,738,343

Technology Hardware & Equipment 1.4%
HTC Corp.	201,000	2,653,808

		8,392,151

Thailand 4.7%

Banks 2.1%
Kasikornbank Public Co., Ltd. NVDR	769,200	3,966,271

Energy 2.6%
PTT PCL	502,400	5,109,421

		9,075,692

Turkey 4.5%

Banks 2.1%
Turkiye Garanti Bankasi A/S	1,014,525	3,993,683

Energy 2.4%
Tupras-Turkiye Petrol Rafinerileri A/S	220,716	4,734,379

		8,728,062

Total Common Stock
(Cost $172,320,300)		169,804,410

Preferred Stock 8.4% of net assets

Brazil 8.4%

Banks 2.3%
Itausa - Investimentos Itau S.A.	1,052,143	4,452,684
Itausa - Investimentos Itau S.A. - Receipt *	12,514	52,336

		4,505,020

Energy 2.1%
Petroleo Brasileiro S.A.	442,200	4,017,999

Food, Beverage & Tobacco 1.9%
Companhia de Bebidas das Americas ADR	95,200	3,649,016

Materials 2.1%
Vale S.A. ADR	203,000	3,960,530

Total Preferred Stock
(Cost $19,543,360)		16,132,565

Other Investment Company 1.0% of net assets

United States 1.0%
State Street Institutional U.S. Government Money Market Fund	1,980,079	1,980,079

Total Other Investment Company
(Cost $1,980,079)		1,980,079

End of Investments.

At 06/30/12, the tax basis cost of the fund’s investments was $195,011,873 and the unrealized appreciation and depreciation were $7,689,559 and ($14,784,378), respectively, with a net unrealized depreciation of ($7,094,819).

At 06/30/12, the values of certain foreign securities held by the fund aggregating $112,472,182 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.

 Laudus Mondrian Institutional Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	International fair valuation: The Board of Trustees has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board of Trustees regularly reviews fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

 Laudus Mondrian Institutional Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and, therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of June 30, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$—	$108,505,911	$—	$108,505,911
Brazil(a)	15,784,128	—	—	15,784,128
Chile(a)	5,082,660	—	—	5,082,660
Kazakhstan(a)	2,820,779	—	—	2,820,779
Mexico(a)	8,669,704	—	—	8,669,704
Peru(a)	6,180,570	—	—	6,180,570
Philippines(a)	5,240,640	—	—	5,240,640
Russia(a)	8,444,326	—	—	8,444,326
Thailand(a)	—	3,966,271	—	3,966,271
Energy	5,109,421	—	—	5,109,421

 Laudus Mondrian Institutional Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Preferred Stock
Brazil(a)	$16,132,565	$—	$—	$16,132,565
Other Investment Company(a)	1,980,079	—	—	1,980,079

Total	$75,444,872	$112,472,182	$—	$187,917,054

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2012.

REG60670JUN12-00

Laudus Institutional Trust
Laudus Mondrian Institutional International Equity Fund

Portfolio Holdings as of June 30, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.7%	Common Stock	18,638,560	17,619,747
0.8%	Other Investment Company	139,851	139,851

99.5%	Total Investments	18,778,411	17,759,598
0.5%	Other Assets and Liabilities, Net		80,452

100.0%	Net Assets		17,840,050

	Number	Value
Security	of Shares	($)

Common Stock 98.7% of net assets

Australia 4.4%

Insurance 4.4%
AMP Ltd.	80,240	319,300
QBE Insurance Group Ltd.	33,222	459,152

		778,452

France 16.0%

Banks 1.1%
Societe Generale S.A. *	8,472	198,665

Capital Goods 3.1%
Compagnie de Saint-Gobain	14,753	545,111

Energy 2.9%
Total S.A.	11,444	515,081

Food & Staples Retailing 2.2%
Carrefour S.A.	21,509	397,172

Pharmaceuticals, Biotechnology & Life Sciences 3.5%
Sanofi	8,163	617,946

Telecommunication Services 3.2%
France Telecom S.A.	44,170	580,764

		2,854,739

Germany 5.6%

Telecommunication Services 2.0%
Deutsche Telekom AG - Reg’d	32,461	355,754

Utilities 3.6%
RWE AG	15,838	647,687

		1,003,441

Israel 2.2%

Pharmaceuticals, Biotechnology & Life Sciences 2.2%
Teva Pharmaceutical Industries Ltd. ADR	10,000	394,400

Italy 3.5%

Banks 1.0%
Intesa Sanpaolo	126,799	180,466

Energy 2.5%
Eni S.p.A.	21,016	446,488

		626,954

Japan 20.3%

Automobiles & Components 3.4%
Toyota Motor Corp.	14,800	597,361

Food & Staples Retailing 2.8%
Seven & I Holdings Co., Ltd.	16,600	500,413

Household & Personal Products 3.1%
Kao Corp.	20,300	559,841

Insurance 3.1%
Tokio Marine Holdings, Inc.	21,700	544,520

Materials 0.6%
Shin-Etsu Chemical Co., Ltd.	2,100	115,643

Pharmaceuticals, Biotechnology & Life Sciences 3.4%
Takeda Pharmaceutical Co., Ltd.	13,200	599,304

Semiconductors & Semiconductor Equipment 0.9%
Tokyo Electron Ltd.	3,600	168,822

Technology Hardware & Equipment 3.0%
Canon, Inc.	13,600	542,783

		3,628,687

Netherlands 4.8%

Food & Staples Retailing 3.1%
Koninklijke Ahold N.V.	44,312	548,906

Media 1.7%
Reed Elsevier N.V.	27,177	310,047

		858,953

Singapore 4.4%

Banks 3.0%
United Overseas Bank Ltd.	35,442	526,297

Telecommunication Services 1.4%
Singapore Telecommunications Ltd.	97,000	254,020

		780,317

Spain 6.9%

Banks 1.7%
Banco Santander S.A.	45,746	302,621

Telecommunication Services 2.4%
Telefonica S.A.	32,679	430,168

 1

 Laudus Mondrian Institutional International Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Utilities 2.8%
Iberdrola S.A.	106,479	502,710

		1,235,499

Switzerland 7.9%

Capital Goods 1.9%
ABB Ltd. - Reg’d *	20,997	342,843

Insurance 2.8%
Zurich Insurance Group AG *	2,239	506,292

Pharmaceuticals, Biotechnology & Life Sciences 3.2%
Novartis AG - Reg’d	10,139	566,885

		1,416,020

Taiwan 3.4%

Semiconductors & Semiconductor Equipment 3.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	219,839	601,802

United Kingdom 19.3%

Energy 6.5%
BP plc	83,579	558,157
Royal Dutch Shell plc, Class A	17,586	593,539

		1,151,696

Food & Staples Retailing 3.1%
Tesco plc	115,683	562,199

Food, Beverage & Tobacco 3.5%
Unilever plc	18,444	619,234

Pharmaceuticals, Biotechnology & Life Sciences 3.3%
GlaxoSmithKline plc	26,334	598,152

Telecommunication Services 2.9%
Vodafone Group plc	181,162	509,202

		3,440,483

Total Common Stock
(Cost $18,638,560)		17,619,747

Other Investment Company 0.8% of net assets

United States 0.8%
State Street Institutional U.S. Government Money Market Fund	139,851	139,851

Total Other Investment Company
(Cost $139,851)		139,851

End of Investments.

At 06/30/12, the tax basis cost of the fund’s investments was $19,008,797 and the unrealized appreciation and depreciation were $1,252,007 and ($2,501,206), respectively, with a net unrealized depreciation of ($1,249,199).

At 06/30/12, the values of certain foreign securities held by the fund aggregating $17,225,347 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.

ADR —	American Depositary Receipt
Reg’d —	Registered

In addition to the above the fund held the following at 06/30/12.

			Amount of		Amount of
		Currency	Currency	Currency	Currency	Unrealized
		to be	to be	to be	to be	Gains
Expiration Date	Counterparty	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Exchange Contracts

07/31/2012	State Street Bank London	AUD	18,500	USD	18,885	817
07/31/2012	State Street Bank London	USD	722,208	AUD	707,500	1,705

Net unrealized gains on Forward Foreign Currency Exchange Contracts						2,522

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and ask quotes. Securities that are primarily traded

2

 Laudus Mondrian Institutional International Equity Fund

Portfolio Holdings (Unaudited) continued

on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	International fair valuation: The Board of Trustees has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board of Trustees regularly reviews fair value determinations made by the fund pursuant to the procedures.

•	Forward foreign currency exchange contracts: valued at a value based on that day’s exchange rates.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily

 3

 Laudus Mondrian Institutional International Equity Fund

Portfolio Holdings (Unaudited) continued

close of the foreign markets. The Board of Trustees has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and, therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of June 30, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$—	$17,225,347	$—	$17,225,347
Israel(a)	394,400	—	—	394,400
Other Investment Company(a)	139,851	—	—	139,851

Total	$534,251	$17,225,347	$—	$17,759,598

Other Financial Instruments
Forward Foreign Currency Exchange Contracts*	$2,522	$—	$—	$2,522

*	Forward foreign curency exchange contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2012.

The fund entered into forward foreign currency exchange contracts during the period ended June 30, 2012. The fund invested in forward foreign currency exchange contracts to defensively hedge part of the fund’s exposure to currencies that were deemed to be overvalued by the sub-adviser.

REG60672JUN12-00

4

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Laudus Institutional Trust

By:	/s/ Marie Chandoha
Marie Chandoha
President, Chief Executive Officer

Date: 08/10/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha

Marie Chandoha
President, Chief Executive Officer

Date: 08/10/2012

By:	/s/ George Pereira

George Pereira
Treasurer, Principal Financial Officer

Date: 08/10/2012